Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule Of Reserve Activity
The continuity of share-based payments reserve activity during the years was as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Balance, beginning of the year	$64,280,247	$63,924,814	$43,023,258
Vesting and forfeiture of options	2,970	180,587	1,725,617
Vesting and forfeiture of DSUs	11,100,686	4,650,337	22,996,915
Vesting of RSUs	25,853,678	—	—
Option extension	—	—	657,800
DSU exercise	(2,733,328)	(400,000)	(1,666,668)
RSU exercise	(460,225)	—	—
Option exercise	(3,961,898)	(3,978,991)	—
Expired options	(566,620)	(96,500)	(2,812,108)

Balance, end of the year	$93,515,510	$64,280,247	$63,924,814

Schedule of share options transactions
Share option transactions continuity during the years were as follows (in number of options):

	December 31, 2024		December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance, beginning of year	1,455,625	$8.34	2,030,125	$9.12	1,886,375	$7.86
Granted	—	—	12,500	16.00	312,500	16.00
Extended	—	—	—	—	50,000	10.00
Exercised	(489,166)	4.21	(330,750)	7.55	—	—
Expired	(53,334)	15.00	—	—	—	—
Cancelled	—	—	(256,250)	15.85	(218,750)	8.28

Balance, end of year	913,125	$10.17	1,455,625	$8.34	2,030,125	$9.12

Schedule of outstanding options common shares
At December 31, 2024, outstanding options to acquire common shares of the Company were as follows:

Date of expiry	Options outstanding	Options exercisable	Exercise price
July 20, 2025	789,375	789,375	$10.00
July 20, 2025	48,750	48,750	$4.00
January 20, 2027	62,500	62,500	$16.00
May 11, 2028	12,500	12,500	$16.00

	913,125	913,125

Schedule of deferred share units
DSU transactions continuity during the years were as follows (in number of DSUs):

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Balance, beginning of year	3,552,083	3,264,583	1,925,000
Forfeit	(173,958)	—	—
Cancelled	—	—	(606,250)
Exercised	(82,292)	(25,000)	(166,667)
Granted	806,250	312,500	2,112,500

Balance, end of year	4,102,083	3,552,083	3,264,583

Schedule of RSU transactions continuity
RSU transactions continuity during the years were as follows (in number of RSUs):

	Year ended December 31, 2024	Years ended December 31, 2023 and 2022
Balance, beginning of year	—	—
Granted	4,457,500	—
Exercised	(31,875)	—
Forfeit	—	—

Balance, end of year	4,425,625	—